Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and due from banks, reserve requirements	$ 0	$ 0
Shareholders' equity:
Preferred stock, stated value (in dollars per share)	$ 0	$ 0
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	5,912,300	5,787,504
Common stock, shares outstanding (in shares)	5,912,300	5,787,504